Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property And Equipment, Net [Abstract]
Schedule Of Property And Equipment, Net

	2020	2019
Equipment and software	$218	$260
Leasehold improvements	19	33
Furniture and fixtures	30	43
	267	336
Less accumulated depreciation	(237)	(266)
	$30	$70